SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENTED INFORMATION [Abstract]
Reconciliation Of Segment Revenue

	Year ended December 31, 2018
	Utilities	Midstream	Power	Corporate	Total
External revenue (note 23)	$1,752.6	$1,344.6	$1,162.0	$(2.5)	$4,256.7
Intersegment revenue	13.0	90.4	9.0	0.1	112.5
Segment revenue	$1,765.6	$1,435.0	$1,171.0	$(2.4)	$4,369.2

Schedule of Geographic Information

Year ended December 31	2018	2017
Revenue(a)
Canada	$1,626.8	$1,508.8
United States	2,553.0	1,109.9
Total	$4,179.8	$2,618.7
(a)	Operating revenue from external customers, excluding unrealized gains (losses) on risk management contracts.

As at December 31	2018	2017
Property, plant and equipment
Canada	$2,348.2	$4,320.5
United States	8,581.4	2,369.3
Total	$10,929.6	$6,689.8

Schedule of Segment Composition

	Year ended December 31, 2018
	Utilities	Midstream	Power	Corporate	Intersegment Elimination(a)	Total
Segment revenue	$1,765.6	$1,435.0	$1,171.0	$(2.4)	$(112.5)	$4,256.7
Cost of sales	(838.3)	(976.4)	(743.7)	—	103.1	(2,455.3)
Operating and administrative	(727.4)	(201.7)	(159.1)	(50.6)	9.8	(1,129.0)
Accretion expenses	(0.1)	(4.0)	(6.8)	—	—	(10.9)
Depreciation and amortization	(165.8)	(84.4)	(130.5)	(13.3)	—	(394.0)
Provisions on assets (note 10)	(193.7)	(153.7)	(381.3)	—	—	(728.7)
Income from equity investments	7.2	51.1	(10.4)	—	—	47.9
Other income (loss)	4.5	0.7	(5.9)	2.0	(0.4)	0.9
Foreign exchange gains	—	(0.2)	(0.1)	4.8	—	4.5
Interest expense	(103.9)	(10.6)	(8.9)	(185.6)	—	(309.0)
Loss before income taxes	$(251.9)	$55.8	$(275.7)	$(245.1)	$—	$(716.9)
Net additions (reductions) to:
Property, plant and equipment(b)	$507.0	$383.4	$(321.9)	$4.0	$—	$572.5
Intangible assets	$21.8	$4.7	$12.5	$6.7	$—	$45.7
(a)	Intersegment transactions are recorded at market value.
(b)

Net additions to property, plant, and equipment, and intangible assets may not agree to changes reflected in the Consolidated Statement of Cash flow due to classification of business acquisition and foreign exchange changes on U.S. assets.

	Year ended December 31, 2017
	Utilities	Midstream	Power	Corporate	Intersegment Elimination(a)	Total
Segment revenue	$1,126.7	$1,008.0	$631.7	$(58.4)	$(151.8)	$2,556.2
Cost of sales	(610.1)	(647.0)	(242.8)	—	142.8	(1,357.1)
Operating and administrative	(226.1)	(165.0)	(93.1)	(97.5)	9.5	(572.2)
Accretion expenses	(0.1)	(3.9)	(6.9)	—	—	(10.9)
Depreciation and amortization	(81.8)	(68.6)	(118.0)	(14.0)	—	(282.4)
Provision on assets	—	(6.6)	(133.0)	—	—	(139.6)
Income from equity investments	2.6	22.0	6.8	—	—	31.4
Other income (loss)	3.9	(0.9)	0.8	6.3	(0.5)	9.6
Foreign exchange gains	—	0.2	—	1.5	—	1.7
Interest expense	—	—	—	(170.3)	—	(170.3)
Income (loss) before income taxes	$215.1	$138.2	$45.5	$(332.4)	$—	$66.4
Net additions (reductions) to:
Property, plant and equipment(b)	$124.3	$245.3	$16.5	$1.5	$—	$387.6
Intangible assets	$2.1	$2.8	$13.2	$2.2	$—	$20.3
(a)	Intersegment transactions are recorded at market value.
(b)

Net additions to property, plant, and equipment, and intangible assets may not agree to changes reflected in the Consolidated Statement of Cash flow due to classification of business acquisition and foreign exchange changes on U.S. assets.

Schedule of Goodwill and Total Assets by Segment

	Utilities	Midstream	Power	Corporate	Total
As at December 31, 2018
Goodwill	$3,450.8	$426.4	$191.0	$—	$4,068.2
Segmented assets	$12,991.3	$6,398.8	$3,814.7	$282.9	$23,487.7
As at December 31, 2017
Goodwill	$664.7	$152.6	$—	$—	$817.3
Segmented assets	$3,460.2	$3,096.8	$3,192.5	$282.7	$10,032.2